Balance Sheet Details - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting [Abstract]
Accrued legal	$ 2,042,991	$ 1,867,107	$ 24,729
Accrued personnel costs	1,147,288	963,865	120,856
Accrued excise taxes	0	207,358	0
Accrued advisory fee	101,963	100,000	0
Other		411,624	224,066
Total	$ 5,235,216	$ 3,549,954	$ 369,651